CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 3,000	$ 23,500	$ 38,700	$ 29,500	$ 43,700	$ 0
OPERATING EXPENSES:
Cost of operations	19,902	8,802	29,953	8,802	15,922	0
General and administrative	993,420	230,940	1,616,687	712,293	1,191,319	2,454,668
Impairment of fixed assets					0	132,000
Software development	1,100	0	22,222	0
Total operating expenses	1,014,422	239,742	1,668,862	721,095	1,207,241	2,586,668
Net loss from operations	(1,011,422)	(216,242)	(1,630,162)	(691,595)	(1,163,541)	(2,586,668)
Other income (expense):
Equity investment incentives					0	(7,644,077)
Financing costs					0	(18,617)
Loss on true-up shares					0	(119,370)
Gain on sale of assets					0	8,876
Gain on conversion of notes into common stock					515,964	25,000
Other Income					0	40,622
Loss before provision for income taxes					(2,511,947)	(11,963,372)
Provision for income taxes			0		0	0
Net loss from continuing operations			159,981	1,711,107	(2,511,947)	(11,963,372)
Net loss from discontinued operations					0	(1,368,991)
OTHER INCOME (EXPENSES):
Gain on termination of operating lease	0	636,485		869,690	869,690	0
Gain on settlement of notes payable	0	693,768		693,768
Gain (Loss) on settlement of accounts payable	0	1,024,583	562,793	1,024,583	2,289,283	185,487
Loss on legal settlement	(500,000)	0	(500,000)		0	(18,759)
Loss on revaluation of Series A Preferred	(387,638)	0	(646,653)	0	0	(25,000)
Gain on revaluation of derivative liabilities	(917,212)	0	3,513,655	0	(4,585,124)	(85,773)
Total other income (expense)	(2,191,549)	2,293,270	1,790,143	2,402,702	(1,348,406)	(9,376,704)
Net income (loss)	(3,202,971)	2,077,028	159,981	1,711,107	(2,511,947)	(13,332,363)
Preferred stock dividends			(42,997)	(1,018,980)	(1,033,729)	(1,719,781)
Deemed contribution					703,420	0
Net income (loss) available to common shareholders	$ (3,220,952)	$ 2,053,503	$ 116,984	$ 692,127	$ (2,842,256)	$ (15,052,144)
Net loss per share from continuing operations – basic (in Dollars per share)					$ (0.42)	$ (2.64)
Net loss per share from discontinued operations – basic (in Dollars per share)					0	(0.26)
Basic Net income (loss) per common share (in Dollars per share)	$ (0.27)	$ 0.32	$ 0.01	$ 0.12	(0.42)	(2.91)
Net loss per share from continuing operations – diluted (in Dollars per share)					(0.42)	(2.64)
Net loss per share from discontinued operations – diluted (in Dollars per share)					0	(0.26)
Dilutive Net income (loss) per common share (in Dollars per share)	$ (0.27)	$ 0.29	$ (0.2)	$ 0.11	$ (0.42)	$ (2.91)
Weighted average shares outstanding – Basic (in Shares)	12,097,157	6,348,878	11,066,795	5,916,675	6,733,863	5,178,468
Weighted average shares outstanding – Diluted (in Shares)	12,097,157	6,984,629	16,399,627	6,552,426	6,733,863	5,178,468
Nonrelated Party
OTHER INCOME (EXPENSES):
Interest expense	$ (386,699)	$ (50,979)	$ (1,137,355)	$ (159,206)	$ (409,745)	$ (1,615,591)
Preferred stock dividends	(17,981)	(18,637)	(42,609)	(878,092)	(893,828)	(1,600,241)
Related Party
OTHER INCOME (EXPENSES):
Interest expense	0	(10,587)	(2,297)	(26,133)	(28,474)	(109,502)
Preferred stock dividends	$ 0	$ (4,888)	$ (388)	$ (140,888)	$ (139,901)	$ (119,540)